DERIVATIVE FINANCIAL INSTRUMENTS - Analysis of the Notional and Fair Values of Derivatives by Trading and Settlement Method (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Analysis Of Notional And Fair Values Of Derivatives By Trading And Settlement Method [Line Items]
Notional amount	£ 269,122	£ 272,315
Assets	982	1,264
Liabilities	711	717
Exchange rate contracts
Disclosure Of Analysis Of Notional And Fair Values Of Derivatives By Trading And Settlement Method [Line Items]
Notional amount	32,997	37,817
Interest rate contracts
Disclosure Of Analysis Of Notional And Fair Values Of Derivatives By Trading And Settlement Method [Line Items]
Notional amount	233,467	231,941
Inflation rate contracts
Disclosure Of Analysis Of Notional And Fair Values Of Derivatives By Trading And Settlement Method [Line Items]
Notional amount	2,021	1,794
Equity and credit contracts
Disclosure Of Analysis Of Notional And Fair Values Of Derivatives By Trading And Settlement Method [Line Items]
Notional amount	637	763
Settled by central counterparties
Disclosure Of Analysis Of Notional And Fair Values Of Derivatives By Trading And Settlement Method [Line Items]
Notional amount	221,327	218,953
Settled by central counterparties | Exchange rate contracts
Disclosure Of Analysis Of Notional And Fair Values Of Derivatives By Trading And Settlement Method [Line Items]
Notional amount	0	0
Settled by central counterparties | Interest rate contracts
Disclosure Of Analysis Of Notional And Fair Values Of Derivatives By Trading And Settlement Method [Line Items]
Notional amount	219,306	217,159
Settled by central counterparties | Inflation rate contracts
Disclosure Of Analysis Of Notional And Fair Values Of Derivatives By Trading And Settlement Method [Line Items]
Notional amount	2,021	1,794
Settled by central counterparties | Equity and credit contracts
Disclosure Of Analysis Of Notional And Fair Values Of Derivatives By Trading And Settlement Method [Line Items]
Notional amount	0	0
Not settled by central counterparties
Disclosure Of Analysis Of Notional And Fair Values Of Derivatives By Trading And Settlement Method [Line Items]
Notional amount	47,795	53,362
Not settled by central counterparties | Exchange rate contracts
Disclosure Of Analysis Of Notional And Fair Values Of Derivatives By Trading And Settlement Method [Line Items]
Notional amount	32,997	37,817
Not settled by central counterparties | Interest rate contracts
Disclosure Of Analysis Of Notional And Fair Values Of Derivatives By Trading And Settlement Method [Line Items]
Notional amount	14,161	14,782
Not settled by central counterparties | Inflation rate contracts
Disclosure Of Analysis Of Notional And Fair Values Of Derivatives By Trading And Settlement Method [Line Items]
Notional amount	0	0
Not settled by central counterparties | Equity and credit contracts
Disclosure Of Analysis Of Notional And Fair Values Of Derivatives By Trading And Settlement Method [Line Items]
Notional amount	637	763
Traded over the counter
Disclosure Of Analysis Of Notional And Fair Values Of Derivatives By Trading And Settlement Method [Line Items]
Assets	982	1,264
Liabilities	711	717
Traded over the counter | Exchange rate contracts
Disclosure Of Analysis Of Notional And Fair Values Of Derivatives By Trading And Settlement Method [Line Items]
Assets	672	990
Liabilities	525	432
Traded over the counter | Interest rate contracts
Disclosure Of Analysis Of Notional And Fair Values Of Derivatives By Trading And Settlement Method [Line Items]
Assets	42	47
Liabilities	134	262
Traded over the counter | Inflation rate contracts
Disclosure Of Analysis Of Notional And Fair Values Of Derivatives By Trading And Settlement Method [Line Items]
Assets	85	70
Liabilities	30	0
Traded over the counter | Equity and credit contracts
Disclosure Of Analysis Of Notional And Fair Values Of Derivatives By Trading And Settlement Method [Line Items]
Assets	183	157
Liabilities	£ 22	£ 23